Fair Value of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Carrying value of an impaired loan	$ 5,003	$ 3,365
Impaired loans, allowance for loan losses	$ 427	$ 401